Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
WBI BullBear Value 3000 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI BullBear Value 3000 ETF NAV
Average Annual Return, Percent	(0.13%)	3.58%		2.83%
WBI BullBear Yield 3000 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI BullBear Yield 3000 ETF NAV
Average Annual Return, Percent	(6.32%)	1.44%		0.92%
WBI BullBear Quality 3000 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI BullBear Quality 3000 ETF NAV
Average Annual Return, Percent	(2.40%)	5.27%		3.86%
WBI Power Factor High Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WBI Power Factor High Dividend ETF NAV
Average Annual Return, Percent	6.10%	14.63%	7.15%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.16%	16.64%		13.65%
Russell 3000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Average Annual Return, Percent	13.30%	13.87%		9.04%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.16%	16.64%		13.65%
Russell 3000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Average Annual Return, Percent	13.30%	13.87%		9.04%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.16%	16.64%		13.65%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	15.30%	15.96%		12.96%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.16%	16.64%	14.50%
Russell 3000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Total Return
Average Annual Return, Percent	13.30%	13.87%	8.88%